Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2013	Nov. 30, 2013	Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	PATRIOT TRANSPORTATION HOLDING INC
Entity Central Index Key	0000844059
Document Type	10-K
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 155,436,836
Entity Common Stock, Shares Outstanding		9,564,220
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013